Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Building	26 years
Furniture and fixtures	5 - 7 years
Lab equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	shorter of the estimated useful life or the lease term

Schedule of Basic and Diluted Net Income Loss Per Share

	Year Ended December 31,
	2023	2022
Numerator:
Net (loss) income	$(196,295)	$14,192
Denominator:
Weighted average shares outstanding, basic	17,813,044	13,990,703
Weighted average dilutive stock options	-	958,602
Weighted average restricted stock units	-	33,697
Weighted average shares outstanding, diluted	17,813,044	14,983,002

Net (loss) income, basic	$(11.02)	$1.01
Net (loss) income, diluted	$(11.02)	$0.95

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of Class A common stock outstanding, prior to the use of the two-class method, as they would be anti-dilutive:

	September 30,
	2024	2023
Stock options	3,455,049	2,961,438
Restricted stock units	327,359	878,555
Warrants	10,905,901	7,070,627
Convertible debt	1,241,291	2,830,177
	15,929,600	13,740,797

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method, as they would be anti-dilutive:

	December 31,
	2023	2022
Stock options	2,820,187	1,239,219
Restricted stock units	823,332	128,590
Warrants	7,070,627	3,345,836
Convertible debt	549,681	629,101
	11,263,827	5,342,746